First Trust Dow Jones Global Select Dividend Index Fund Investment Strategy - First Trust Dow Jones Global Select Dividend Index Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is compiled and maintained by S&P Dow Jones Indices LLC (the “Index Provider”). The Index Provider reserves the right to make exceptions when applying the methodology if the need arises. In addition, the Index Provider may revise Index policy covering rules for selecting companies, treatment of dividends, share counts or other matters. According to the Index Provider, the Index is an indicated annual dividend yield weighted index of 100 stocks selected from the developed-market country sub-indices of the S&P Global Broad Market Index, excluding real estate investment trusts (“REITs”). Indicated annual dividend yield is a stock’s unadjusted indicated annual dividend (not including any special dividends) divided by its unadjusted price. According to the Index Provider, in order to be eligible for inclusion in the Index, a security must be issued by a company that (i) has paid dividends in each of the past five years, (ii) has a current year dividend-per-share ratio that is greater than or equal to its five-year average annual dividend-per-share ratio; (iii) a five-year average dividend coverage ratio of greater than or equal to 167% for U.S. and European companies; or greater than or equal to 125% for all other countries; (iv) has a non-negative trailing 12-month earnings-per-share and (v) meets the size and liquidity requirements of the Index. Current Index constituents are included in the eligible universe regardless of their payment history over the past five years, dividend growth rate, coverage ratio and current year earnings-per-share. All eligible securities are ranked by indicated annual dividend yield and the top 100 highest yielding securities are selected for inclusion in the Index. Once a security is included in the Index it will not be removed so long as it is one of the top 200 highest yielding eligible securities. Stocks not currently in the Index are added to the Index based on their indicated annual dividend yield rankings until the constituent count reaches 100. Securities selected for inclusion in the Index are weighted according to their indicated annual dividend yield. The dividend yield values used to calculate constituent weights are capped at 20%. Weights of individual securities are capped at 10% of the Index. Such restrictions, when required, are implemented quarterly. The Fund may also invest in depositary receipts, U.S. dollar denominated and non-U.S. dollar denominated securities. The Index is rebalanced and reconstituted annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Fund had significant investments in financial companies, Asian issuers and European issuers, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of December 31, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Fund had significant investments in financial companies, Asian issuers and European issuers, although this may change from time to time.